SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BlackRock Credit Allocation Income Trust II, Inc.
100 Bellevue Parkway
Wilmington, DE 19809
(888) 825-2257

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21286

________________

1.	Title of the class of securities of BlackRock Credit Allocation Income Trust II, Inc. (the "Fund") to be redeemed:

Auction Market Preferred Stock, liquidation preference $25,000 per share, as identified by series and CUSIP in Annex A hereto (the "Shares").

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the "Redemption Date").  Each Redemption Date set forth in Annex A is conditioned upon the absence of any legal impediments to completing the redemption as scheduled.

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 4(a)(i) of the Fund's Articles Supplementary.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund intends to redeem all outstanding Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 16th day of December, 2010.

BLACKROCK CREDIT ALLOCATION INCOME TRUST II, INC.

By:	/s/ Neal J. Andrews
Name:	Neal J. Andrews
Title:	Chief Financial Officer

Annex A

Series	CUSIP	Redemption Date	Total Shares to be Redeemed	Aggregate Principal Amount to be Redeemed
M7	09255H204	January 4, 2011	861	$21,525,000
T7	09255H303	January 5, 2011	861	$21,525,000
W7	09255H402	January 6, 2011	861	$21,525,000
TH7	09255H501	January 7, 2011	861	$21,525,000
F7	09255H600	January 10, 2011	861	$21,525,000
W28	09255H709	January 13, 2011	1,228	$30,700,000
TH28	09255H808	January 28, 2011	1,228	$30,700,000